Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2023
Summary of weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Issued common shares at beginning of period	91,265,140	91,265,140	90,515,140	85,545,875
Effect of shares issued	891,304	-	1,138,278	3,710,562
Weighted average number of common shares outstanding – basic	92,156,444	91,265,140	91,653,418	89,256,437
Weighted average number of shares outstanding – diluted	92,156,444	91,265,140	91,653,418	89,256,437